Basis of Presentation And General Information	6 Months Ended
Jun. 30, 2019
Disclosure of subsidiaries [abstract]
Basis of presentation and general information

1.        Basis of presentation and general information

The accompanying unaudited interim condensed consolidated financial statements include the financial statements of Globus Maritime Limited (“Globus”) and its wholly owned subsidiaries (collectively the “Company”). Globus was formed on July 26, 2006 under the laws of Jersey. On June 1, 2007, Globus concluded its initial public offering in the United Kingdom and its shares were admitted for trading on the Alternative Investment Market (“AIM”). On November 24, 2010 Globus was redomiciled to the Marshall Islands and its shares were admitted for trading in the United States (NASDAQ Global Market) under the Securities Act of 1933, as amended. On November 26, 2010 Globus shares were effectively delisted from AIM.

The address of the registered office of Globus is: Trust Company Complex, Ajeltake Road, Ajeltake Island, Majuro, Marshall Islands MH96960.

The principal business of the Company is the ownership and operation of a fleet of dry bulk motor vessels (“m/v”), providing maritime services for the transportation of dry cargo products on a worldwide basis. The Company conducts its operations through its vessel owning subsidiaries.

The operations of the vessels are managed by Globus Shipmanagement Corp. (the “Manager”), a wholly owned Marshall Islands corporation. The Manager has an office in Greece, located at 128 Vouliagmenis Avenue, 166 74 Glyfada, Greece and provides the commercial, technical, cash management and accounting services necessary for the operation of the fleet in exchange for a management fee. The management fee is eliminated on consolidation. The consolidated financial statements include the financial statements of Globus and its subsidiaries listed below, all wholly owned by Globus as of June 30, 2018:

Company	Country of Incorporation	Vessel Delivery Date	Vessel Owned

Globus Shipmanagement Corp.	Marshall Islands	-	Management Co.

Devocean Maritime Ltd.	Marshall Islands	December 18, 2007	m/v River Globe
Domina Maritime Ltd.	Marshall Islands	May 19, 2010	m/v Sky Globe
Dulac Maritime S.A.	Marshall Islands	May 25, 2010	m/v Star Globe
Artful Shipholding S.A.	Marshall Islands	June 22, 2011	m/v Moon Globe
Longevity Maritime Limited	Malta	September 15, 2011	m/v Sun Globe

These unaudited interim condensed consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements and, in the opinion of the management, reflect all normal recurring adjustments considered necessary for a fair presentation of the Company’s comprehensive loss, financial position and cash flow for the periods presented. Operating results for the six-month period ended June 30, 2019 are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2019.

The unaudited interim condensed consolidated financial statements for the six months ended June 30, 2019 have been prepared in accordance with IAS 34 Interim Financial Reporting.

The unaudited interim condensed consolidated financial statements presented in this report do not include all the information and disclosures required in the annual financial statements, and should be read in conjunction with the Company’s Annual Report on Form 20-F for the year ended December 31, 2018 (the “2018 Annual Report”).

Unless otherwise defined herein, capitalized words and expressions used herein shall have the same meanings ascribed to them in the 2018 Annual Report.

The unaudited interim condensed consolidated financial statements as of June 30, 2019 and for the six months then ended, were approved for issuance by the Board of Directors on September 26, 2019.

Going Concern basis of accounting:

As of June 30, 2019, the Company reported a working capital deficit of $4,089 and its cash flow projections indicated that cash on hand and cash to be provided by operating activities might not be sufficient to cover the liquidity needs, including the debt obligations that become due in the twelve-month period ending following the issuance of these unaudited interim condensed consolidated financial statements.

The above conditions potentially raise substantial doubt about the entity's ability to continue as a going concern. Management plans to settle loan interest and scheduled loan repayments with cash at hand and cash expected to be generated from the operations and from financing activities. Especially for the Convertible Note that terminates during March 2020 (Note 8) the Company anticipates that it will be converted to equity and no cash will be required for its repayment. As of the date of issue of these unaudited interim condensed consolidated financial statements, within the third quarter of 2019, a total amount of approximately $428, principal and accrued interest, has already been converted to equity (see also Note 13).

As of June 30, 2019 the Company has an undrawn amount of $11.1 million available under the Firment Shipping Credit Facility (Note 8), which if drawn will be sufficient to cover the Company’s liquidity needs, including the debt obligations that become due in the twelve-month period ending following the issuance of these unaudited interim condensed consolidated financial statements. After considering all related developments and the Company’s plans, management believes that the substantial doubt about the Company’s ability to continue as a going concern is alleviated.